Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in gross carrying amounts of goodwill (in thousands)
Goodwill
October 1, 2013	$1,087
Goodwill acquired	2,344
September 30, 2014	3,431
No activity	—
September 30, 2015	3,431
No activity	—
September 30, 2016	$3,431

Identifiable intangible assets gross amounts and accumulated amortization (in thousands)

	September 30, 2016		September 30, 2015
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
Customer value (useful life 10.5 years)	4,004	2,844	4,004	2,691
Trade name (useful life 3.5 years)	72	60	72	39
Non-compete (useful life 5 years)	62	36	62	24
	$4,138	$2,940	$4,138	$2,754

Estimated amortization expense for five succeeding years (in thousands)
Amount
2017	$177
2018	166
2019	154
2020	153
2021	153
Total	$803